SCHEDULE OF BANK LOANS (Details) $ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2025 USD ($)
Debt Instrument [Line Items]
Carrying amount	$ 8,143	$ 8,794	$ 6,402
Director's personal guarantee	3,430	3,430	$ 2,697
Secured Floating Rate Bank Loans [Member] | Singapore, Dollars
Debt Instrument [Line Items]
Carrying amount	8,025	8,676
Secured Floating Rate Bank Loans [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Carrying amount	$ 118	$ 118
Singapore Interbank Offered Rate SIBOR [Member] | Secured Floating Rate Bank Loans [Member] | Singapore, Dollars
Debt Instrument [Line Items]
Loans period	2015 - 2028	2015 - 2028
Loans interest rate	SIBOR+1.25% to +1.5%	SIBOR+1.25% to +1.5%
Carrying amount	$ 8,025	$ 8,676
London Interbanks Offered Rate LIBOR [Member] | Secured Floating Rate Bank Loans [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Loans period	2023 -2029	2023 - 2029
Loans interest rate	London Inter Bank Offer Rate +1.25%	London Inter Bank Offer Rate +1.25%
Carrying amount	$ 118	$ 118